Condensed Statement of Cash Flows (Unaudited) (Parentheticals) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net of issuance costs			$ 13.3	$ 20
Preferred Shares [Member]
Net of issuance costs	$ 59,300	$ 59,300
SAFE Instruments [Member]
Net of issuance costs	$ 30,100	$ 30,100